Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	North Haven Net REIT
Entity Central Index Key	0001999784
Entity Emerging Growth Company	true
Entity File Number	000-56611
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-2570735
Entity Address, Address Line One	1585 Broadway, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	761-2340
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE